UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

EGA EMERGING GLOBAL SHARES TRUST

Semi-Annual Report
September 30, 2009 (Unaudited)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

Letter to Shareholders

Dear Shareholder

I am pleased to present this semi-annual report to shareholders of EGA Emerging Global Shares Trust for the period ended September 30, 2009.

Overall, since early March of this year, nearly all asset classes and categories have had strong positive returns on a relatively consistent basis. The high correlations1 in capital markets driven by easy liquidity2 from 2002 to 2007 led to the massive deleveraging in 2008, which saw even higher levels of correlation. The past six months have seen this trend of high correlations continue but on the upside. Many now question the validity of such strong equity markets when the economic backdrop does not appear to be as positive. Certainly, unemployment, wage increases and top line revenue numbers seem to suggest that U.S. markets are grossly overvalued. In the developing world, equity markets have been even stronger, but backed by a far more positive “real world” economy as displayed by a GDP premium (5% projected for 2010) over the developed world (1.25% projected for 2010) according to the IMF3.

Although slightly late, we launched our initial Funds approximately two and a half months after a major market bottom (Standard & Poor’s 500 Index (“S&P 500”) closed at 676.53 on March 9th). As with most major equity indices around the globe, we have seen very positive returns in our Funds over this short period of time. These kinds of results are not expected to persist but they are beneficial to future growth nonetheless.

During the last six months, the emerging markets have significantly outperformed domestic markets. As overall implied market volatility (as measured by the VIX index4) has shrunk and markets around the world have risen, we see that investors worldwide have accepted risk-taking again. Markets may become bumpy over the intermediate term, and we believe the liquidity provided by ETFs will be as popular as ever.

If markets continue to rise, the commodity complex will gain strength as economies experience greater commodity demand to increase industrial and other operations. If markets decline, then the commodity complex should also do well, but specifically in the metals & mining area as funds flow to gold as a cash replacement. We believe our commodity related Funds are well positioned to ride the wave of these scenarios.

As a new entrant in the ETF marketplace, we find the industry relatively crowded but look positively on the fact that a great amount of attention is focused on emerging markets. It seems that emerging markets will be the growth story for the next several decades, and that a large number of investors are either underexposed to these markets or have no exposure at all.

The past several years have highlighted the importance of prudent portfolio construction. The limits of manager selection and concerns of illiquidity of positions were paramount. To a significant extent, ETFs have acquired greater market share from mutual funds and hedge funds simply due to their inherent structural benefits which provide greater liquidity — in fact, intraday marketability. We remain committed to educating investors on the role of ETFs and the importance of emerging markets. Furthermore, our attention to research initiatives is key at this time when many new investors are discovering the need to gain emerging market exposures.

We appreciate the trust you have placed with our organization and look forward to working on your behalf.

Robert C. Holderith
President & Chief Executive Officer
Emerging Global Advisors LLC

Robert C. Holderith is a registered representative of ALPS Distributors Inc.

1	Statistical measure of the strength or degree to which the movements of two variables (stock/ETF) are related. The results range from –1.0 (perfect opposite movement) to +1.0 (perfect similar movement)
2	Liquidity is the degree to which an asset or security can be bought or sold in the market without affecting the asset’s price. Liquidity is characterized by a high level of trading activity. Assets that can be easily bought or sold, are known as liquid assets.
3	http://www.imf.org/external/pubs/ft/weo/2009/02/pdf/text.pdf Page XV.
4	The VIX index has become a popular gauge of investor fear and complacency. Using a weighted blend of various S&P index options, the VIX attempts to estimate the implied volatility for the S&P 500 over the next 30 days. Aside from futures and options which track the VIX, one can not directly invest in it.

EGA Emerging Global Shares Trust          1

Portfolio Summary (Unaudited)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

The Exchange Traded Fund (ETF) seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Titans Composite Index. The Dow Jones Emerging Markets Titans Composite Index is a stock market index comprised of a representative sample of 100 Emerging Markets companies that Dow Jones Indexes deems to be leading companies in each of the 10 industrial sectors, as defined by the Industry Classification Benchmark (ICB) across the developing world.

Industry Breakdown*

Top Ten Holdings*
Industrial & Commercial Bank of China Class H	8.5%
Gazprom OAO ADR	5.8%
Reliance Industries Ltd. GDR 144A	5.6%
Itau Unibanco Holding SA	4.8%
Infosys Technologies Ltd. ADR	4.2%
Petroleo Brasileiro SA	4.2%
China Petroleum & Chemical Corp. Class H4	3.2%
America Movil SAB de CV	3.1%
China Life Insurance Co., Ltd. Class H	2.9%
Surgutneftegaz ADR	2.7%

*	Expressed as a percentage of total investments in securities as of 9/30/2009.

In addition to the normal risks associated with investing, emerging market investments do involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume.

Concentration Risk — This fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry.

2          EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

This Exchange Traded Fund (ETF) invests in companies focused on the development and production of crude oil and natural gas, and that provide drilling and other energy-related services. Within the industry category for Energy (officially called “Oil, Gas and Consumable Fuels”), there exist the following sectors: Oil & Gas Producers, Oil Equipment & Services, and Alternative Energy. The fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index.

Industry Breakdown*

Top Ten Holdings*
Reliance Industries, Ltd. 144A GDR	9.0%
Petroleo Brasileiro SA	7.7%
Gazprom OAO ADR	6.6%
Lukoil OAO ADR	6.6%
PetroChina Co., Ltd. Class H	6.0%
Surgutneftegaz SP ADR	6.0%
Ecopetrol SA ADR	4.8%
PTT PCL	4.6%
Sasol Ltd.	4.6%
Rosneft Oil Co. GDR	4.5%

*	Expressed as a percentage of total investments in securities as of 9/30/2009.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility.

EGA Emerging Global Shares Trust          3

Portfolio Summary (Unaudited)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

This Exchange Traded Fund (ETF) invests in companies whose revenues are generated in the areas of Diversified Metals & Mining, Gold, Steel, Aluminum or Precious Metals & Minerals. The Dow Jones Emerging Markets Metals & Mining Titans Index focuses on the largest publicly-traded mining companies involved in industrial and precious metals exploration, extraction and production within the emerging world. The fund seeks to achieve its investment objective of total return by investing in the constituent securities of the index. This sector exposure is not based upon a sector classification by the Global Industry Classification Standard (GICS).

Industry Breakdown*

Top Ten Holdings*
Impala Platinum Holdings Ltd.	7.0%
MMC Norilsk Nickel ADR	6.9%
Vale SA	6.7%
China Shenhua Energy Co., Ltd. Class H	6.0%
Bumi Resources Tbk PT	5.7%
Cia Siderurgica Nacional SA	5.3%
Sterlite Industries India Ltd. ADR	5.1%
Anglo Platinum Ltd.	4.9%
Grupo Mexico SAB de C.V. Series B	4.7%
Gerdau SA	4.6%

*	Expressed as a percentage of total investments in securities as of 9/30/2009.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility.

4          EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

This Exchange Traded Fund (ETF) seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Financials Titans Index. Within the industry category for Financials, there exist the following sectors: Banks, Nonlife Insurance, Life Insurance, Real Estate Investment & Services, Real Estate Investment Trusts, Financial Services, Equity Investment Instruments, and Non-equity Investment Instruments. This exchange traded fund invests in corporations involved in meeting the investment and banking needs of corporations and the emerging middle class.

Industry Breakdown*

Top Ten Holdings*
Itau Unibanco Holding SA	9.7%
Industrial & Commercial Bank of China Class H	8.7%
China Life Insurance Co., Ltd. Class H	8.0%
Banco Bradesco SA	7.1%
ICICI Bank Ltd. ADR	6.7%
China Construction Bank Corp. Class H	6.5%
State Bank of India Ltd. GDR	5.0%
Investimentos Itau SA	4.7%
Standard Bank Group Ltd.	4.4%
Bank of China Ltd. Class H	4.4%

*	Expressed as a percentage of total investments in securities as of 9/30/2009.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility.

EGA Emerging Global Shares Trust          5

Shareholder Expense Examples

As a shareholder of a EGA Emerging Global Shares Trust ETF, you incur advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at each Fund’s inception and held through the period ended September 30, 2009.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid Since Inception Through 09/30/2009” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6          EGA Emerging Global Shares Trust

Shareholder Expense Examples (concluded)

	Beginning Account Value Since Inception	Ending Account Value 09/30/2009	Annualized Expense Ratios for the Period Since Inception*	Expenses Paid Since Inception Through 09/30/2009

Emerging Global Shares Dow Jones Emerging Markets
Titans Composite Index Fund[1]
Actual	$1,000.00	$1,123.00	0.75%	$1.55	†
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76	**

Emerging Global Shares Dow Jones Emerging Markets
Energy Titans Index Fund[2]
Actual	$1,000.00	$1,086.30	0.85%	$3.23	††
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26	**

Emerging Global Shares Dow Jones Emerging Markets
Metals & Mining Titans Index Fund[2]
Actual	$1,000.00	$1,309.00	0.85%	$3.58	††
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26	**

Emerging Global Shares Dow Jones Emerging Markets
Financials Titans Index Fund[3]
Actual	$1,000.00	$1,025.00	0.85%	$0.35	†††
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26	**

1	Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund commenced operations on July 22, 2009.
2	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund commenced operations on May 21, 2009.
3	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund commenced operations on September 16, 2009.
*	Expense ratios reflect expense caps through the period ended September 30, 2009.
**	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 181/365 (to reflect the six-month period).
†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 71/365 (to reflect commencement of operations).
††	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 133/365 (to reflect commencement of operations).
†††	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 15/365 (to reflect commencement of operations).

EGA Emerging Global Shares Trust          7

Frequency Distribution of Discounts and Premiums (Unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

	Market Price Above or Equal to Net Asset Value			Market Price Below Net Asset Value

	Basis Point Differential	Number of Days	Percentage of Total Days	Basis Point Differential	Number of Days	Percentage of Total Days

Emerging Global Shares Dow Jones Emerging
Markets Titans Composite Index Fund
July 22, 2009–September 30, 2009	0–24.9	14	31.80%	0–24.9	5	83.30%
	25–49.9	17	38.60%	25–49.9	1	16.70%
	50–74.9	11	25.00%	50–74.9	0	0.00%
	75–100	0	0.00%	75–100	0	0.00%
	>100	2	4.60%	>100	0	0.00%

	Total	44	100.00%	Total	6	100.00%

Emerging Global Shares Dow Jones Emerging
Markets Energy Titans Index Fund
May 21, 2009–September 30, 2009	0–24.9	26	41.30%	0–24.9	21	72.40%
	25–49.9	21	33.30%	25–49.9	3	10.30%
	50–74.9	11	17.40%	50–74.9	4	13.80%
	75–100	3	4.80%	75–100	0	0.00%
	>100	2	3.20%	>100	1	3.50%

	Total	63	100.00%	Total	29	100.00%

Emerging Global Shares Dow Jones Emerging
Markets Metals & Mining Titans Index Fund
May 21, 2009–September 30, 2009	0–24.9	26	40.00%	0–24.9	18	66.70%
	25–49.9	28	43.10%	25–49.9	4	14.80%
	50–74.9	9	13.80%	50–74.9	2	7.40%
	75–100	2	3.10%	75–100	2	7.40%
	>100	0	0.00%	>100	1	3.70%

	Total	65	100.00%	Total	27	100.00%

Emerging Global Shares Dow Jones Emerging
Markets Financials Titans Index Fund
September 16, 2009–September 30, 2009	0–24.9	5	55.60%	0–24.9	1	50.00%
	25–49.9	2	22.20%	25–49.9	0	0.00%
	50–74.9	2	22.20%	50–74.9	0	0.00%
	75–100	0	0.00%	75–100	1	50.00%
	>100	0	0.00%	>100	0	0.00%

	Total	9	100.00%	Total	2	100.00%

8          EGA Emerging Global Shares Trust

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

September 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—76.3%
Brazil—3.0%
BRF - Brasil Foods SA*	900	$23,743
Centrais Eletricas Brasileiras SA	1,500	23,195
Cia Siderurgica Nacional SA	2,100	63,945
Diagnosticos da America SA*	300	7,746
Investimentos Itau SA	25,700	154,639

Total Brazil		273,268

Chile—0.9%
Empresa Nacional de Electricidad SA, ADR	874	40,964
Enersis SA ADR	1,974	36,420

Total Chile		77,384

China—24.1%
Baidu Inc., ADR*	92	35,977
Bank of China Ltd. Class H	290,000	152,670
China Communications Construction Co., Ltd. Class H	32,000	34,643
China Construction Bank Corp. Class H	260,000	207,663
China Cosco Holdings Co., Ltd. Class H	42,000	50,291
China Life Insurance Co., Ltd. Class H	56,000	243,869
China Petroleum & Chemical Corp. Class H	312,000	265,299
China Railway Group Ltd. Class H*	32,000	27,499
China Shenhua Energy Co., Ltd. Class H	26,000	113,561
China Telecom Corp., Ltd. Class H	104,000	49,115
Ctrip.com International Ltd. ADR*	478	28,102
Dongfeng Motor Group Co., Ltd. Class H	16,000	17,012
Industrial & Commercial Bank of China Class H	942,000	709,837
Mindray Medical International Ltd. ADR	630	20,563
Netease.com ADR*	435	19,871
Petrochina Co., Ltd. Class H	160,000	180,850
Sina Corp. ADR*	400	15,184
Sohu.com, Inc.*	240	16,507

Total China		2,188,513

Czech—0.7%
CEZ AS	1,260	66,940

Egypt—0.2%
Orascom Construction Industries*	494	21,140

Hungary—0.2%
Richter Gedeon Nyrt.*	100	20,614

India—12.9%
Dr Reddys Laboratories Ltd. ADR	962	18,759
ICICI Bank Ltd. ADR	2,717	104,768
Infosys Technologies Ltd. ADR	7,225	350,341
Larsen & Toubro Ltd. GDR*	5,538	193,276
Ranbaxy Laboratories Ltd. GDR*	1,234	10,489
Reliance Industries Ltd. GDR 144A*	5,102	469,894
Wipro Ltd. ADR	1,332	23,909

Total India		1,171,436

Indonesia—1.4%
Astra International Tbk PT	12,000	41,407
Perusahaan Gas Negara PT	69,000	26,058
Telekomunikasi Indonesia Tbk PT	63,000	56,384

Total Indonesia		123,849

Malaysia—1.6%
Genting Bhd	13,200	26,163
Genting Malaysia Bhd	17,400	13,775
IOI Corp. Bhd	32,900	49,431
Sime Darby Bhd	13,200	32,418
Tenaga Nasional Bhd	10,200	24,137

Total Malaysia		145,924

Mexico—7.9%
America Movil SAB de CV		120,000	262,568
Carso Global Telecom SAB de CV Series L*		25,200	103,653
Cemex SAB de CV*		60,600	78,167
Fomento Economico Mexicano SAB de CV		17,200	65,450
Grupo Bimbo SAB de CV Series A		4,800	26,717
Grupo Televisa SA Series CPO		19,200	70,999
Telefonos de Mexico SAB de CV		42,200	36,841
Wal-Mart de Mexico SAB de CV Series V		21,200	73,466

Total Mexico			717,861

Poland—0.1%
Asseco Poland SA		460	9,808

Russia—13.2%
Gazprom OAO ADR*		20,741	482,227
Lukoil OAO ADR*		3,044	164,985
MMC Norilsk Nickl ADR*		6,994	86,726
Mobile Telesystems OJSC ADR		1,330	64,199
Polyus Gold Co. ADR*		1,599	36,473
Rosneft OJSC GDR*		19,373	145,685
Surgutneftegaz ADR		25,883	221,558

Total Russia			1,201,853

South Africa—10.1%
AngloGold Ashanti Ltd.		2,645	105,242
Aspen Pharmacare Holdings Ltd.*		2,395	19,549
Bidvest Group Ltd.		2,354	36,829
Gold Fields Ltd.		5,210	69,788
Impala Platinum Holdings Ltd.		7,636	176,350
MTN Group Ltd.		8,035	129,525
Naspers Ltd. N Shares		2,078	70,387
Netcare Ltd.		9,272	12,689
Remgro Ltd.		3,284	38,398
Sasol Ltd.		3,403	126,824
Standard Bank Group Ltd.		8,837	113,298
Tiger Brands Ltd.		1,082	21,490

Total South Africa			920,369

TOTAL COMMON STOCKS			6,938,959

PREFERRED STOCKS—15.4%
Brazil—15.4%
Banco Bradesco SA		8,400	166,670
Cia de Bebidas das Americas		900	73,754
Cia Energetica de Minas Gerais		2,100	31,590
Gerdau SA		3,600	48,193
Itau Unibanco Holding SA		20,130	404,498
NET Servicos de Comunicacao SA*		1,200	13,862
Petroleo Brasileiro SA		17,700	346,628
Tele Norte Leste Participacoes SA		1,500	28,104
Ultrapar Participacoes SA		600	23,972
Usinas Siderurgicas de Minas Gerais SA Class A		1,500	39,453
Vale SA Class A		11,100	228,156

Total Brazil			1,404,880

TOTAL INVESTMENTS IN SECURITIES—91.7%
(Cost $7,720,707)			8,343,839
Other Assets in Excess of Liabilities—8.3%			753,110

Net Assets—100.0%			$9,096,949

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust          9

Schedule of Investments (concluded)

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

September 30, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at September 30, 2009:

		Contracts To Deliver		In Exchange For

Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Gain/(Loss)

10/05/2009	BNY Mellon	USD	$16,682	CZK	288,880	$—
10/05/2009	BNY Mellon	USD	512,437	HKD	3,971,415	—
10/05/2009	BNY Mellon	USD	5,154	HUF	952,500	—
10/05/2009	BNY Mellon	USD	179,138	MXN	2,419,280	—
10/05/2009	BNY Mellon	USD	2,452	PLN	7,107	—
10/05/2009	BNY Mellon	USD	229,550	ZAR	1,739,417	—

Net Unrealized Gain/Loss						$—

Currency Legends

CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
MXN	Mexican Nuevo Peso
PLN	Polish Zloty
USD	US Dollar
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

10          EGA Emerging Global Shares Trust

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

September 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—89.6%
Argentina—1.0%
Petrobras Energia Partipaciones SA Class B*	34,698	$62,552

China—16.5%
China Oilfield Services, Ltd. Class H	214,255	199,878
China Petroleum & Chemical Corp. Class H	336,666	286,273
PetroChina Co., Ltd. Class H	337,460	381,436
Suntech Power Holdings Co., Ltd. ADR*	13,794	209,669

Total China		1,077,256

Colombia—4.7%
Ecopetrol SA ADR	10,657	304,684

Hungary—4.2%
Mol Hungarian Oil And Gas Nyrt*	3,288	273,433

India—8.7%
Reliance Industries, Ltd. 144A GDR*	6,186	569,731

Poland—5.9%
Polski Koncern Naftowy Orlen*	21,638	222,098
Polskie Gornictwo Naftowe I Gazownictwo SA*	132,393	164,441

Total Poland		386,539

Russia—31.7%
Gazprom OAO ADR*	17,927	416,802
Lukoil OAO ADR*	7,650	414,630
Novatek OAO GDR*	5,649	278,496
Rosneft Oil Co. GDR*	38,133	286,760
Surgutneftegaz SP ADR	44,554	381,382
Tatneft GDR*	11,528	285,318

Total Russia		2,063,388

South Africa—4.4%
Sasol Ltd.		7,755	289,015

Thailand—10.8%
PTT Aromatics & Refining PCL		107,128	78,238
PTT Exploration & Production PCL		51,765	223,886
PTT PCL		37,189	291,634
Thai Oil PCL		80,346	108,819

Total Thailand			702,577

Turkey—1.7%
Tupras Turkiye Petrol Rafine		6,650	110,062

TOTAL COMMON STOCKS			5,839,237

PREFERRED STOCK—7.5%
Brazil—7.5%
Petroleo Brasileiro SA		25,030	490,176

TOTAL INVESTMENTS IN SECURITIES—97.1%
(Cost $5,919,534)			6,329,413
Other Assets in Excess of Liabilities—2.9%			187,642

Net Assets—100.0%			$6,517,055

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust          11

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

September 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—78.2%
Brazil—5.2%
Cia Siderurgica Nacional SA	13,390	$407,728

China—19.7%
Aluminum Corp of China Ltd. Class H*	237,264	258,999
Angang Steel Co., Ltd. Class H	77,242	145,114
China Coal Energy Co. Class H	209,267	273,800
China Shenhua Energy Co., Ltd. Class H	106,839	466,642
Jiangxi Copper Co., Ltd. Class H	88,641	198,326
Yanzhou Coal Mining Co., Ltd. Class H	139,920	201,845

Total China		1,544,726

India—5.0%
Sterlite Industries India Ltd. ADR	24,796	395,992

Indonesia—5.6%
Bumi Resources Tbk PT	1,314,090	438,483

Mexico—4.6%
Grupo Mexico SAB de C.V. Series B	197,425	363,710

Russia—14.5%
MMC Norilsk Nickel ADR*	42,000	520,800
Novolipetsk Steel OJSC GDR*	6,606	168,123
Polyus Gold Co. ADR*	11,921	271,918
Severstal GDR*	23,419	180,560

Total Russia		1,141,401

South Africa—23.6%
Anglo Platinum Ltd.*		4,291	377,710
AngloGold Ashanti Ltd.		7,601	302,435
ArcelorMittal South Africa Ltd.		20,384	322,808
Gold Fields Ltd.		23,174	310,414
Impala Platinum Holdings Ltd.		23,262	537,229

Total South Africa			1,850,596

TOTAL COMMON STOCKS			6,142,636

PREFERRED STOCKS—20.2%
Brazil—20.2%
Gerdau SA		26,850	359,437
Metalurgica Gerdau SA		21,279	355,446
Usinas Siderurgicas de Minas Gerais SA		13,504	355,185
Vale SA		25,179	517,543

Total Brazil			1,587,611

TOTAL INVESTMENTS IN SECURITIES—98.4%
(Cost $6,485,427)			7,730,247
Other Assets in Excess of Liabilities—1.6%			124,352

Net Assets—100.0%			$7,854,599

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

12          EGA Emerging Global Shares Trust

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

September 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—89.1%
Brazil—13.3%
Banco do Brasil SA	8,200	$144,476
Itau Unibanco Holding SA	20,000	401,885

Total Brazil		546,361

China—35.5%
Bank of China Ltd. Class H	344,000	181,098
Bank of Communications Co., Ltd. Class H	68,000	82,828
China Construction Bank Corp. Class H	336,000	268,365
China Life Insurance Co., Ltd. Class H	76,000	330,966
China Merchants Bank Co., Ltd. Class H	45,000	100,335
Industrial & Commercial Bank of China Class H	476,000	358,686
Ping An Insurance Group Co. of China Ltd. Class H	17,000	134,902

Total China		1,457,180

Hungary—2.7%
OTP Bank PLC*	3,940	111,961

India—11.9%
ICICI Bank Ltd. ADR	7,242	279,252
State Bank of India Ltd. GDR	2,276	206,888

Total India		486,140

Malaysia—5.7%
CIMB Group Holdings BHD	29,400	94,291
Malayan Banking BHD	36,400	69,939
Public Bank BHD	23,600	69,552

Total Malayasia		233,782

Poland—3.9%
Bank Pekao SA*		1,452	76,147
Powszechna Kasa Oszczednosci Bank Polski SA		7,048	81,583

Total Poland			157,730

South Africa—10.5%
ABSA Group Ltd.		7,210	114,180
Firstrand Ltd.		31,796	69,278
Sanlam Ltd.		23,696	64,138
Standard Bank Group Ltd.		14,376	184,313

Total South Africa			431,909

Turkey—5.6%
Akbank TAS		10,260	59,364
Turkiye Garanti Bankasi AS		31,560	118,907
Turkiye IS Bankasi Class C		13,142	51,282

Total Turkey			229,553

TOTAL COMMON STOCKS			3,654,616

PREFERRED STOCKS—12.0%
Brazil—12.0%
Banco Bradesco SA		14,800	293,657
Investimentos Itau SA		32,400	194,953

Total Brazil			488,610

TOTAL INVESTMENTS IN SECURITIES—101.1%
(Cost $4,038,049)			4,143,226
Liabilities in Excess of Other Assets—(1.1)%			(43,112)

Net Assets—100.0%			$4,100,114

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust          13

Statements of Assets and Liabilities

EGA EMERGING GLOBAL SHARES TRUST

September 30, 2009 (Unaudited)

	Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

ASSETS:
Cost of Investments:	$7,720,707	$5,919,534	$6,485,427	$4,038,049

Investments at market value	8,343,839	6,329,413	7,730,247	4,143,226
Cash	109,382	11,858	25,501
Collateral held at broker	—	24,691	—	—
Receivables:
Capital shares sold	2,246,160	—	—	—
Investment securities sold	—	79,769	—	—
Due from sub-adviser	25,742	47,112	47,084	12,109
Dividend and interest	6,237	17,486	818	2,792
Other assets	—	96,268	97,981	—

Total Assets	10,731,360	6,606,597	7,901,631	4,158,127

LIABILITIES:
Payables:
Investment securities purchased	1,590,567	49,790	—	—
Accrued sub-advisory fees	6,994	12,586	12,759	1,425
Accrued investment advisory fees	6,336	7,353	14,457	4,031
Trustee fees	1,127	200	200	121
Foreign cash due to custodian (cost $0, $2,635, $165, $49)	—	2,635	163	49
Due to custodian	—	—	—	44,430
Accrued expenses and other liabilities	29,387	16,978	19,453	7,957

Total Liabilities	1,634,411	89,542	47,032	58,013

Net Assets	$9,096,949	$6,517,055	$7,854,599	$4,100,114

NET ASSETS:
Paid-in capital	$8,476,717	$6,307,146	$6,628,645	$4,006,126
Undistributed net investment income	4,354	20,117	4,088	1,369
Net realized loss on investments and forward currency transactions	(7,284)	(220,132)	(22,957)	(12,507)
Net unrealized appreciation on investments and foreign currency transactions	623,162	409,924	1,244,823	105,126

NET ASSETS	$9,096,949	$6,517,055	$7,854,599	$4,100,114

Outstanding beneficial interest shares (unlimited
shares of beneficial interest authorized, par value)	202,500	150,000	150,000	100,000

Net asset value per share	$44.92	$43.45	$52.36	$41.00

The accompanying notes are an integral part of these financial statements.

14          EGA Emerging Global Shares Trust

Statements of Operations

EGA EMERGING GLOBAL SHARES TRUST

For the Period Ended September 30, 2009 (Unaudited)

	Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

INVESTMENT INCOME:
Dividend income (net foreign withholding tax of: $458, $3,152, $1,263, and $376, respectively)	$12,207	$37,836	$20,931	$2,794

EXPENSES:
Investment advisory fees	28,175	61,887	61,826	4,031
Organization and offering fees	14,087	32,933	33,427	3,751
Administration and accounting fees	8,805	11,387	11,388	1,284
Sub-Advisory fees	7,853	17,719	16,842	1,425
Insurance fees	4,714	9,144	9,144	263
Pricing fees	4,226	5,093	5,093	617
Audit and Tax fees	3,663	6,425	6,425	995
Transfer agent fees	3,381	4,373	4,373	493
Custody fees	3,068	5,027	4,877	469
Calculating agent fees	2,817	3,644	3,644	411
Legal fees	1,173	2,277	2,277	771
Trustees’ fees and expenses	1,127	200	200	121
Exchange listing fees	1,127	883	883	164
Shareholder reporting fees	751	1,458	1,458	164

Total expenses before reimbursement	84,967	162,450	161,857	14,959

Less: Reimbursement of expenses from Sub-Adviser	(77,114)	(144,731)	(145,014)	(13,534)

Net expenses	7,853	17,719	16,843	1,425

Net investment income	4,354	20,117	4,088	1,369

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investments	—	(161,965)	(28,247)	—
Foreign currency transactions	(7,284)	(58,167)	5,290	(12,507)

Net realized loss	(7,284)	(220,132)	(22,957)	(12,507)

Net unrealized appreciation (depreciation) on:
Investments	623,132	409,879	1,244,820	105,177
Foreign currency transactions	30	45	3	(51)

Net unrealized appreciation	623,162	409,924	1,244,823	105,126

Net realized and unrealized gain on investments and foreign currency transactions	615,878	189,792	1,221,866	92,619

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$620,232	$209,909	$1,225,954	$93,988

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust          15

Statements of Changes in Net Assets (Unaudited)

EGA EMERGING GLOBAL SHARES TRUST

	Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

	For the Period July 22, 2009[1] Through September 30, 2009	For the Period May 21, 2009[1] Through September 30, 2009	For the Period May 21, 2009[1] Through September 30, 2009	For the Period September 16, 2009[1] Through September 30, 2009

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,354	$20,117	$4,088	$1,369
Net realized loss on investments and foreign currency transactions	(7,284)	(220,132)	(22,957)	(12,507)
Net unrealized appreciation on investments and forward currency transactions	623,162	409,924	1,244,823	105,126

Net increase in net assets resulting from operations	620,232	209,909	1,225,954	93,988

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,376,717	6,307,141	6,628,645	4,006,126

Net Increase in Net Assets	8,996,949	6,517,055	7,854,599	4,100,114

NET ASSETS:
Beginning of period	100,000	—	—	—
End of period	$9,096,949	$6,517,055	$7,854,599	$4,100,114

Undistributed net investment income included in net assets at end of period	$4,354	$20,117	$4,088	$1,369

SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,500	—	—	—
Shares sold	200,000	150,000	150,000	100,000

Shares outstanding, end of period	202,500	150,000	150,000	100,000

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

16          EGA Emerging Global Shares Trust

Financial Highlights

EGA EMERGING GLOBAL SHARES TRUST

September 30, 2009 (Unaudited)

Beneficial interest outstanding throughout the period is presented below:

	Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

	For the Period July 22, 2009[1] Through September 30, 2009	For the Period May 21, 2009[1] Through September 30, 2009	For the Period May 21, 2009[1] Through September 30, 2009	For the Period September 16, 2009[1] Through September 30, 2009

Net asset value, beginning of period	$40.00	$40.00	$40.00	$40.00

Investment operations:
Net investment income[2]	0.03	0.14	0.03	0.01
Net realized and unrealized gain on investments	4.89	3.31	12.33	0.99

Total from investment operations	4.92	3.45	12.36	1.00

Net asset value, end of period	$44.92	$43.45	$52.36	$41.00

NET ASSET VALUE TOTAL RETURN[3]	12.30%	8.63%	30.90%	2.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$9,097	$6,517	$7,855	$4,100
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[4]	0.75%	0.85%	0.85%	0.85%
Expenses, prior to expense reimbursements/waivers[4]	8.11%	7.79%	8.17%	8.92%
Net investment income[4]	0.42%	0.97%	0.21%	0.82%

Portfolio turnover rate[5]	0%	52%	14%	0%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
4	Annualized.
5	Not annualized.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust          17

Notes to Financial Statements
September 30, 2009 (Unaudited)

1. ORGANIZATION

EGA Emerging Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate non-diversified series. As of the date of this Report, only the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Financial Titans Index Fund (each a “Fund” and collectively the “Funds”) are being publicly offered. The Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund commenced operations on May 21, 2009. The Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund commenced operations on July 22, 2009 and September 16, 2009, respectively.

The Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Composite Titans 100 Index. The Dow Jones Emerging Markets Composite Titans 100 Index is a stock market index comprised of a representative sample of 100 emerging markets companies that Dow Jones Indexes deems to be the 10 leading companies in each of the 10 industrial sectors, as defined by the Industry classification Benchmark system (“ICB”), across the developing world. The Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index. The Dow Jones Emerging Markets Oil and Gas Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Indexes deems to be part of the Oil and Gas sector of the global economy, which also includes alternative energy sources other than oil and gas. The Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Metals & Mining Titans Index. The Dow Jones Emerging Markets Metals & Mining Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Indexes deems to be in the Metals & Mining sector of the global economy. The Metals & Mining sector is a sub-sector of the Basic Materials industry, as defined by ICB. The Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituents securities of the Dow Jones Emerging Markets Financials Titans Index. The Dow Jones Emerging Markets Financials Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Index deems to be part of the Financials sector of the global economy.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds.

Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of a Fund is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding at the time such computation is made.

Securities Valuation

The Funds’ portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded as of the close of regular trading on the NYSE on the day the securities are being valued. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

18          EGA Emerging Global Shares Trust

Notes to Financial Statements (continued)
September 30, 2009 (Unaudited)

Forward Foreign Currency Contracts

The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objectives. The Funds may enter into forward foreign currency contracts to take advantage of changes in currency values, to enhance investment returns or to hedge against foreign currency fluctuations. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are settled. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other foreign currencies in which it has invested. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Foreign Currency Contracts

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Security Transactions, Interest and Dividends

Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and prescribes a minimum threshold for financial statement and recognition of the benefit of tax positions taken or expected to be taken by the Funds, and whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years are those years that are open for examination by the relevant income taxing authority. As of September 30, 2009, the Funds have no examinations in progress.

There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

At September 30, 2009, the cost of investments and net unrealized appreciation/(depreciation) were as follows:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$7,720,707	$645,618	$(22,486)	$623,132

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	5,919,534	490,871	(80,992)	409,879

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	6,485,427	1,252,008	(7,188)	1,244,820

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	4,038,049	141,108	(35,931)	105,177

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

EGA Emerging Global Shares Trust          19

Notes to Financial Statements (continued)
September 30, 2009 (Unaudited)

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of September 30, 2009 in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Market (Level 1) Common Stock	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$8,343,839	$—	$—	$8,343,839

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	6,329,413	—	—	6,329,413

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	7,730,247	—	—	7,730,247

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	4,143,226	—	—	4,143,226

The Funds did not hold any Level 2 or Level 3 securities during the period reported.

4. INVESTMENT TRANSACTIONS

During the period ended September 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments) were:

Funds	Purchases	Sales

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$1,738,105	$—

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	4,193,450	2,902,613

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	2,616,048	809,003

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	1,664,829	—

For the period ended September 30, 2009, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Funds	Purchases	Sales

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$5,982,602	$—

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	4,790,662	—

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	4,712,641	—

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	2,373,220	—

20          EGA Emerging Global Shares Trust

Notes to Financial Statements (continued)
September 30, 2009 (Unaudited)

5. DERIVATIVE INSTRUMENTS & HEDGING ACTIVITIES

Disclosures about Derivatives Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. The following is a summary of the fair value of the derivative instruments utilized by the Funds, categorized by risk exposure, as of September 30, 2009:

Fund	Derivative Instruments	Asset Derivatives	Liability Derivatives	Total

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Forward Currency Contracts	$945,413	$945,413	$—

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Forward Currency Contracts	—	—	—

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Forward Currency Contracts	—	—	—

Emerging Global Shares Dow ones Emerging Markets Financials Titans Index Fund	Forward Currency Contracts	—	—	—

The following is a summary of the realized gains and losses of the derivative instruments utilized by the Funds as of September 30, 2009:

Fund	Derivative Instruments	Realized Gains (Losses) of Derivative Instruments

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	Forward Currency Contracts	$849

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	Forward Currency Contracts	(54,181)

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Forward Currency Contracts	(14,006)

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	Forward Currency Contracts	(12,735)

There were no unrealized gains and losses of the derivative instruments utilized by the Funds as of September 30, 2009.

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with ALPS Advisors, Inc. (“ALPS” or the “Adviser”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Board) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to the Funds and provides investment advice and management services to the Funds. EGA supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and for monitoring each Fund’s adherence to its investment mandate. For its investment sub-advisory services, EGA receives an annual fee equal to 0.75% of the average daily net assets of the Emerging Global Shares Dow Jones Emerging Markets Composite Titans Index Fund and 0.85% of the average daily nets assets of each of the other Funds.

Esposito Partners, LLC (“Esposito”) serves as a sub-adviser to the Funds and provides portfolio trading and index tracking services to the Funds under the supervision of EGA and the Adviser. Esposito is compensated for its services from the management fees paid to EGA by the Trust.

EGA Emerging Global Shares Trust          21

Notes to Financial Statements (concluded)
September 30, 2009 (Unaudited)

The Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of average daily net assets (0.75% for the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund). Under this fee waiver and expense reimbursement agreement, EGA retains the right to seek recovery from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement, and provided such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses reimbursed.

Funds	Fees Reimbursed/ Waived

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$77,114

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	144,731

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	145,014

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	13,534

The Bank of New York Mellon serves as the Funds’ Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and ALPS Distributors, Inc. (the “Distributor”), provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement. As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

7. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem Shares on a continuous basis at NAV in blocks of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or do not have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

8. DISTRIBUTION AGREEMENT

The Distributor serves as the distributor of Creation Units for the Funds pursuant to a distribution agreement. The Distributor does not maintain a secondary market in shares. The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees were paid by the Funds under the Plan, and there are no current plans to impose these fees.

9. TRUSTEES’ FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustees do not receive any compensation from the Trust for serving as Trustees.

10. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 24, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2009, FASB released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

22          EGA Emerging Global Shares Trust

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on April 17, 2009, the Board of Trustees (the “Board”) unanimously approved each Fund’s investment advisory agreement with ALPS Advisors, Inc. (“ALPS”) and sub-advisory agreements with Emerging Global Advisors, LLC (“EGA”) and Esposito Partners, LLC (“Esposito”). The Board considered all factors it deemed relevant, none of which was considered determinative by itself, including: the nature, quality, and extent of the services to be provided to each Fund by ALPS, EGA and Esposito; the personnel and operations of ALPS, EGA and Esposito; each Fund’s proposed expense levels; the anticipated profitability, if any, to ALPS, EGA and Esposito under the proposed investment advisory agreement and sub-advisory agreements; any “fall-out” benefits to ALPS, EGA and Esposito (i.e., the ancillary benefits realized due to a relationship with the Trust); the effect of asset growth on each Fund’s expenses; and possible conflicts of interest. The Board noted that, because the Funds had not yet commenced investment operations, there was no investment performance for the Funds to evaluate.

In considering the approval of the proposed agreements, the Board reviewed the materials provided for the meeting by ALPS, EGA and Esposito, including: (i) a copy of the form of investment advisory agreement with ALPS; (ii) a copy of the form of sub-advisory agreement between the Trust and EGA; (iii) a copy of the form of sub-advisory agreement between EGA and Esposito; (iv) information describing the nature, quality, and extent of the services to be provided by ALPS, EGA and Esposito to the Funds, and the fees that would be charged by ALPS, EGA and Esposito for such services; (v) information concerning ALPS’ business, operations, advisory personnel and compliance program; (vi) information concerning EGA’s business and operations, portfolio management team and compliance program; (vii) information concerning Esposito’s business and operations, portfolio management team and compliance program; (viii) a copy of the current Form ADV for each of ALPS, EGA and Esposito; (ix) information describing each Fund’s anticipated operating expenses; and (x) memoranda from legal counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940, as amended. The Board also considered presentations made by, and discussions held with, representatives of ALPS, EGA and Esposito. In addition, the Board received data compiled by Thomson Reuters comparing the proposed fee rate for advisory services to be charged to the Trust to fees paid by other exchange-traded funds with similar investment objectives and policies at various asset levels. The Board carefully evaluated the foregoing information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds (the “Independent Trustees”) were also advised by independent legal counsel.

In particular, the Board considered and discussed the following:

The nature, extent, and quality of services to be provided to each Fund by ALPS, EGA and Esposito. The Board reviewed the services that ALPS, EGA and Esposito would provide to each Fund and considered the experience, resources and strengths of ALPS, EGA and Esposito as they relate to the management of ETFs. In connection with the investment advisory services to be provided by ALPS, the Independent Trustees noted the responsibilities that ALPS would have as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for oversight of the Trust’s sub-advisers, responsibility for daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

With respect to the sub-advisory services to be provided by EGA, the Independent Trustees noted the significant responsibilities that EGA would have as the Fund’s sub-adviser, including: supervision of the investment management program of each Fund; supervision of the process for determining daily baskets of deposit securities and cash components; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; monitoring of Esposito’s investment performance and processes; oversight of Esposito’s compliance with the Fund’s investment objectives, policies, and limitations; review of brokerage matters; and oversight of general portfolio compliance with relevant law.

The Board considered the sub-advisory services to be provided by Esposito, including the provision of portfolio trading and index tracking services for each Fund and directing the purchase and sale of each Fund’s investment securities under the supervision of EGA. The Board also discussed the replication method to be employed by Esposito in adjusting each Fund’s portfolio in response to changes in the underlying index for each Fund and the qualifications of Esposito’s investment management team with regard to implementing a Fund’s investment mandate. In addition, the Board noted that Esposito would assume responsibility for making proxy voting decisions with respect to the Funds’ portfolio securities. Representatives from Esposito discussed how Fund brokerage allocation would be allocated and its ability and obligation to obtain best execution on behalf of the Funds, and confirmed that Esposito would not be utilizing any soft dollar arrangements. The Board discussed with representatives of Esposito the additional reporting and recordkeeping obligations Esposito would have with respect to any Fund trades that are placed with brokers that are affiliated with Esposito.

Based on their consideration and review of the foregoing information, the Board determined that each Fund was likely to benefit from the nature, quality, and extent of these services, as well as ALPS’, EGA’s and Esposito’s ability to render such services based on their experience, operations and resources.

Comparison of services provided and fees charged by ALPS, EGA and Esposito and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by ALPS, EGA and Esposito from their relationships with the Funds.

The Board considered both the services to be rendered by ALPS, EGA and Esposito, and the proposed fees to be paid for such advisory or sub-advisory services to those of other investment advisers of similar ETFs. In particular, the Board compared each Fund’s proposed advisory and sub-advisory fees and projected expense ratio for its first year of operations to other ETFs considered to be in that Fund’s peer group, as

EGA Emerging Global Shares Trust          23

Board Approval of Investment Advisory and Sub-Advisory Agreements (concluded)

determined by Thomson Reuters (each a “Peer Group”). The Board noted that the Funds’ proposed management fees and expenses (after giving effect to the proposed fee waiver and expense limitation arrangements) were at the top of the range of the Funds’ Peer Group and discussed potential reasons therefor. In this regard, it was noted that each Fund had a narrower, concentrated strategy of investing in specific industry sectors rather than the more broad-based, non-concentrated strategies of the other Peer Group funds. The Board also acknowledged the difference in ALPS’ advisory fee for the Funds compared to other ETFs advised by ALPS arising from the different adviser and sub-adviser structure employed by the Funds and different services that ALPS would be providing to the Funds.

The Board noted that EGA does not have other investment advisory clients and, therefore, could not provide information regarding EGA’s fees for such activities. It considered the anticipated costs and projected profitability of EGA in connection with its serving as sub-adviser to each Fund, including operational costs and the costs of compensating Esposito as sub-adviser. The Independent Trustees noted EGA’s commitment to limit each Fund’s expenses through a contractual written fee waiver and expense reimbursement agreement with the Trust. The Board considered the selection and due diligence process employed by EGA in proposing Esposito and EGA’s reasons for concluding that the fees to be paid to EGA for its services to the Funds were reasonable.

The Board reviewed the sub-advisory fees to be paid to Esposito in light of its responsibility for the day-to-day portfolio management of the Funds. In particular, the Board noted that the sub-advisory agreement contemplated a one-year minimum fee to compensate Esposito for certain start-up costs, including investment in necessary trading technology and acquisition of software upgrades. The Board discussed with representatives from Esposito various other ETFs for which Esposito provides sub-advisory services, the fees that it charges for such services and any potential conflicts. The Board noted that the sub-advisory fees would be paid by EGA to Esposito and would not be additional fees to be borne by each Fund.

After comparing each Fund’s proposed fees with those of other funds in the Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by ALPS, EGA and Esposito and the costs expected to be incurred by ALPS, EGA and Esposito in rendering those services, the Board concluded that the level of fees proposed to be paid to ALPS, EGA and Esposito with respect to each Fund was fair and reasonable.

ALPS’, EGA’s and Esposito’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Board discussed with representatives of ALPS, EGA and Esposito potential economies of scale and the anticipated costs and projected profitability to be realized by ALPS, EGA and Esposito in connection with their serving as investment adviser or sub-adviser, as applicable, to each Fund, including operational costs. The Board noted that, because the Funds had not yet commenced operations, the eventual aggregate amount of assets was uncertain, and recognized the uncertainty in launching new investment products and estimating future asset levels. Based on these considerations, the Board concluded that economies of scale were difficult to consider at this time.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory and sub-advisory fee rates and projected total expense ratio are reasonable in relation to the services to be provided by each of ALPS, EGA and Esposito to each Fund, as well as the costs to be incurred and benefits to be gained by ALPS, EGA and Esposito in providing such services. As a result, the Board, including a majority of the Independent Trustees concluded that the initial approval of the investment advisory agreement with ALPS and the sub-advisory agreements with EGA and Esposito were in the best interests of each Fund.

24          EGA Emerging Global Shares Trust

Board of Trustees and Officers (Unaudited)

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Name and Age	Position(s) Held with Trust	Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Robert Willens	Trustee	Since 2009	Robert Willens, LLC (tax consulting),	4	Daxor Corp.
Age: 63			President, since January, 2008; Lehman		(Medical
			Brothers, Inc., Managing Director, Equity		Products and
			Research Department, January 2004 to		Biotechnology),
			January 2008.		since 2004.

Ron Safir	Trustee	Since 2009	Retired, since 2008; UBS Wealth	4	None
Age: 58			Management, Chief Administrative Officer,
			February 1971 to December 2008.

Jeffrey D. Haroldson	Trustee	Since 2009	HDG Mansur Capital Group, LLC, President	4	None
Age: 52			and Chief Operating Officer, since 2004;
			HSBC Securities (USA), Inc., Executive
			Managing Director, Head of Investment and
			Merchant Banking, 2000 to 2003.

Interested Trustees
Robert C. Holderith	Trustee and	Since 2008	Emerging Global Advisors, LLC, Managing	4	None
Age: 49	President		Member and Chief Executive Officer, since
			September 2008; ProFund Advisors,
			Managing Director, Institutional Sales &
			Investment Analytics, June 2006 to August
			2008; UBS Financial Services, Inc., Director,
			January 2000 to May 2006.

James J. Valenti	Trustee and	Since 2008	Emerging Global Advisors, LLC, Member	4	None
Age: 62	Secretary		and Chief Administrative Officer, since
			September 2008; Private Investor and
			Independent Consultant, June 2007 to
			September 2008; Senior Loan Consultant,
			Bridgepoint Mortgage Company, June 2006
			to June 2007; Mercedes Benz, North
			America, Sales Representative, November
			2000 to June 2006.

Name, Address and Age	Position(s) Held with the Trust	Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Thomas A. Carter	Treasurer	Since 2009	ALPS Fund Services, Inc., Directors, since October 2005; ALPS Advisors, Inc.,
ALPS Fund Services, Inc.			President and Directors, since September 2008; ALPS Distributors, Inc., President
1290 Broadway			and Director, since September 2008; FTAM Funds Distributor, Inc., President and
Suite 1100			Director, since September 2008; ALPS Holdings, Inc., Director, since October
Denver, CO 80203			2005; and ALPS ETF Trust, President and Trustee, since March 2008.
Age: 43

Michael T. Akins	Chief	Since 2009	ALPS ETF Trust, Chief Compliance Officer, since March 2008; ALPS Variable
ALPS Fund Services, Inc.	Compliance		Insurance Trust, Chief Compliance Officer, since April 2008; Clough Global
1290 Broadway	Officer		Funds, Chief Compliance Officer, since September 2006; ALPS Fund Services,
Suite 1100			Deputy Compliance Officer, since April 2006; Reaves Utility Income Fund, Chief
Denver, CO 80203			Compliance Officer, since June 2006; Financial Investors Trust, Chief Compliance
Age: 33			Officer, since June 2006; UMB Financial Corp., AVP and Compliance Officer,
July 2003 to March 2006.

EGA Emerging Global Shares Trust          25

General Information (Unaudited)

Proxy Voting Policies, Procedures and Record

You may obtain a description of the EGA Funds’ proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 of each year (available by August 31 of that year) without charge, upon request, by calling 1-888-800-4347 or visiting the funds website www.egshares.com, or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and polices, experienced of its management, marketability of shares and other information.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility.

26          EGA Emerging Global Shares Trust

171 East Ridgewood Avenue
Ridgewood, NJ 07450
1-888-800-4347
www.egshares.com

EGA EMERGING GLOBAL SHARES TRUST

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

Emerging Global Shares are distributed by ALPS Distributors Inc.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: EGA Emerging Global Shares Trust

By: /s/ Robert C. Holderith

Robert C. Holderith, Chief Executive Officer

Date: November 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: EGA Emerging Global Shares Trust

By: /s/ Robert C. Holderith

Robert C. Holderith, Chief Executive Officer

Date: November 24, 2009

By: /s/ Thomas A. Carter

Thomas A. Carter, Chief Financial Officer

Date: November 24, 2009